Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Opening goodwill	$ 9,037,931	$ 936,257
Current year acquisitions (note 6)	0	8,120,006
Prior period acquisition (note 6)	(35,692)	0
Foreign exchange movement	(30,569)	(18,332)
Closing goodwill	$ 8,971,670	$ 9,037,931